Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands							1 Months Ended		12 Months Ended					36 Months Ended
	Jun. 30, 2020 shares	Sep. 17, 2019 shares	Jun. 30, 2019 shares	Apr. 03, 2019 $ / shares shares	Jan. 15, 2019 $ / shares shares	Sep. 17, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Sep. 30, 2012 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $									$ 33,000	$ 35,000	$ 19,000
Tax benefit relating to share-based compensation expense | $									3,000	$ 3,000	$ 1,000
Unrecognized share-based compensation expense | $									$ 10,000					$ 10,000
Unrecognized share-based compensation costs weighted-average period									7 months 6 days
Shares authorizes									25,000,000					25,000,000
Common shares authorized period									5 years
Period after adoption by board for shares granted on termination of plan									10 years
CNH DCP | CNH Industrial
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share exchange ratio with new entity									3.828
CNH DCP | Annual Retainer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $									$ 125
CNH DCP | Audit Committee Membership
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $									25
CNH DCP | Audit Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $									35
CNH DCP | Governance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $									20
CNH DCP | Governance And Sustainability Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $									$ 25
CNH Industrial DCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lock in Period for sale of common shares									6 months
Stock options terminate after grant date									10 years
Stock option termination date after individual ceases to director									6 months
Common shares available for issuance									200,000					200,000
Common shares issued									0
Share based compensation, weighted average fair value | $ / shares											$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									0
Executive Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorizes									7,000,000					7,000,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted									400,000	600,000		12,000,000		7,000,000
Share-based award period							3 years					5 years
Reduction in payout percentage									30.00%
Expected volatility period ending on grant date									3 years
Performance Shares | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit vested			82,000
Performance Shares | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit vested		339,000
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale									0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale									130.00%
Performance Shares | Board of Directors Chairman | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit vested			10,000
Market Condition Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of awards granted | $ / shares							$ 8.69		$ 5.19
Percent of shares issued									0.79					0.79
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						500,000			800,000	1,000,000	4,000,000
Fair value of stock awarded | $ / shares				$ 10.18		$ 11.63			$ 9.95	$ 11.63	$ 13.23
Vesting period									3 years
Restricted share unit vested				97,000
Restricted Stock Units | Board of Directors Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					20,000
Fair value of stock awarded | $ / shares					$ 9.69
Stock Option Plan | CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued									0	0	0
Original contract term of option									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									0	0				0
Stock Option Plan | CNH EIP | Target Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued								2,700,000
Stock Option Plan | CNH EIP | Actual Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued													4,000,000
Forecast | Performance Shares | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit vested	82,000
Forecast | Performance Shares | Board of Directors Chairman | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit vested	10,000